Document And Entity Information	Nov. 13, 2026
Document Information [Line Items]
Entity, Registrant Name	IMRICOR MEDICAL SYSTEMS, INC.
Document, Type	8-K
Document, Period End Date	Nov. 13, 2026
Entity, Incorporation, State or Country Code	DE
Entity, File Number	000-56826
Entity, Tax Identification Number	20-4914480
Entity, Address, Address Line One	400 Gateway Blvd.
Entity, Address, City or Town	Burnsville
Entity, Address, State or Province	MN
Entity, Address, Postal Zip Code	55337
City Area Code	952
Local Phone Number	818-8400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	true
Entity, Ex Transition Period	false
Amendment Flag	false
Entity, Central Index Key	0002121708